UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

GCAT RPL Depositor, llc

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

____	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of earliest event reported) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

X	Rule 15Ga-2 under the Exchange Act (17 CPR 240.15Ga-2)

Central Index Key Number of depositor: 0001783724

GCAT 2019-RPL1 Trust

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ________________

Central Index Key Number of underwriter (if applicable): ________________

Jason Biegel, (212) 692-2000

Name and telephone number, including area code, of the person to contact in connection with this filing

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01	Initial Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.02	Periodic Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.03	Notice of Termination of Duty to File Reports under Rule l5Ga-1

Not Applicable

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

EXHIBIT INDEX

99.1	AMC Diligence, LLC (“AMC”) Narrative
99.2	AMC Business Purpose Loan Level Exception Report
99.3	AMC Business Purpose Securitization Exception Rating
99.4	AMC Seasoned Loan Level Exception Report
99.5	AMC Seasoned Securitization Exception Rating
99.6	AMC Credit Compliance Loan Level Exception Report
99.7	AMC Credit Compliance Securitization Exception Rating
99.8	AMC Pay History Summary Table
99.9	AMC Servicing Pay History
99.10	AMC Servicer Comment Exception Summary
99.11	AMC Servicer Comment Exception Standard Report
99.12	AMC Securitization Title Review Dashboard
99.13	AMC Securitization Title Review Rata Data
99.14	AMC Data Compare Report
99.15	AMC Data Compare Chart
99.16	AMC Data Compare Fields
99.17	JCIII Compliance Summary
99.18	JCIII Itemized
99.19	Meridian Asset Services LLC Valuation Reconciliation

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

gcat RPL DEPOSITOR, LLC
(Depositor)

Date:	August 2, 2019	/s/ Jason Biegel
Name: Jason Biegel
Title: Vice President (senior officer in charge of securitization)